                                   EXHIBIT 99

DaimlerChrysler Auto Trust 2006-B monthly distribution report to holders of Asset Backed Notes for the distribution period covered by this report.

DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC DISTRIBUTION DATE: 08-AUG-06

DAIMLERCHRYSLER AUTO TRUST 2006-B
MONTHLY SERVICER'S CERTIFICATE (KP)                                  PAGE 1 OF 2


Payment Determination Statement Number          3
Distribution Date                        8-Aug-06
Record Date                              7-Aug-06

DATES COVERED        FROM AND INCLUDING   TO AND INCLUDING
-------------        ------------------   ----------------
Collections Period         1-Jul-06           31-Jul-06
Accrual Period            10-Jul-06            7-Aug-06
30/360 Days                      30
Actual/360 Days                  29

                                           NUMBER OF
COLLATERAL POOL BALANCE DATA                ACCOUNTS        $ AMOUNT
----------------------------               ---------   -----------------
Pool Balance - Beginning of Period           95,820    $1,501,014,363.07
Collections of Installment Principal                       33,047,566.89
Collections Attributable to Full Payoffs                   26,922,345.88
Principal Amount of Repurchases                                     0.00
Principal Amount of Gross Losses                              651,157.52
                                                       -----------------
Pool Balance - End of Period(EOP)            93,313    $1,440,393,292.78
                                                       =================

POOL STATISTICS                                                 END OF PERIOD
---------------                                               -----------------
Initial Pool Balance (Pool Balance at the Purchase Date)      $1,624,999,894.17
Pool Factor (Pool Balance as a % of Initial Pool Balance)                 88.64%
Ending Overcollateralization(O/C) Amount                      $  119,462,083.24
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)             109.044%
Cumulative Net Losses                                         $      461,023.60
Net Loss Ratio (3 mos weighted avg.)                                      0.118%
Cumulative Recovery Ratio                                                43.212%

                                               % OF EOP     # OF
Delinquency Information:(1)      $ AMOUNT     POOL BAL.   ACCOUNTS
---------------------------   -------------   ---------   --------
31-60 Days Delinquent         14,133,860.25     0.981%       879
61-90 Days Delinquent          1,399,343.38     0.097%        82
91-120 Days Delinquent           120,549.25     0.008%         7
121 Days or More Delinquent       13,374.60     0.001%         1
Reposessions                   1,828,967.99     0.127%        99

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount                        3,362,235.22
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)        0.12964%

                                           CURRENT MONTH   PRIOR MONTH
                                           -------------   -----------
Weighted Average A.P.R.                         7.166%        7.168%
Weighted Average Remaining Term (months)        47.82         48.64
Weighted Average Seasoning (months)             16.35         15.48

CASH SOURCES
   Collections of Installment Principal                       $   33,047,566.89
   Collections Attributable to Full Payoffs                       26,922,345.88
   Principal Amount of Repurchases                                         0.00
   Recoveries on Loss Accounts                                       285,287.92
   Collections of Interest                                         8,935,183.25
   Investment Earnings                                               225,480.00
   Reserve Account                                                 3,780,500.00
                                                              -----------------
   TOTAL SOURCES                                              $   73,196,363.94
                                                              =================

CASH USES
   Servicer Fee                                               $    1,250,845.30
   A Note Interest                                                 5,877,988.41
   Priority Principal Distribution Amount                                  0.00
   B Note Interest                                                   207,247.50
   Reserve Fund                                                    3,780,500.00
   Regular Principal Distribution Amount                          62,079,782.73
   Distribution to Certificateholders                                      0.00
                                                              -----------------
   TOTAL CASH USES                                            $   73,196,363.94
                                                              =================

ADMINISTRATIVE PAYMENT
Total Principal and Interest Sources                          $   73,196,363.94
Investment Earnings in Trust Account                                (225,480.00)
Daily Collections Remitted                                       (69,881,633.19)
Cash Reserve in Trust Account                                     (3,780,500.00)
Servicer Fee (withheld)                                           (1,250,845.30)
O/C Release to Seller                                                      0.00
                                                              -----------------
   PAYMENT DUE TO/(FROM) TRUST ACCOUNT                           ($1,942,094.55)
                                                              =================

O/C RELEASE (Prospectus pg S31-S32)
Pool Balance                                                  $1,440,393,292.78
Yield Supplement O/C Amount                                      (76,105,461.58)
                                                              -----------------
Adjusted Pool Balance                                         $1,364,287,831.20
Total Securities                                              $1,320,931,209.54
                                                              -----------------
Adjusted O/C Amount                                           $   43,356,621.66
Target Overcollateralization Amount                           $   68,214,391.56
O/C Release Period?                                                          No
O/C Release                                                   $            0.00

                                                                                          Principal
                                                                            Principal        per         Interest     Interest
NOTES                              Beginning Balance    Ending Balance       Payment      $1000 Face     Payment     $1000 Face
-----                              -----------------  -----------------  --------------  -----------  -------------  ----------
Class A-1  312,200,000.00 @ 5.12%     183,010,992.27     120,931,209.54   62,079,782.73  198.8461971     754,833.41   2.4177880
Class A-2  450,000,000.00 @ 5.30%     450,000,000.00     450,000,000.00            0.00    0.0000000   1,987,500.00   4.4166667
Class A-3  570,000,000.00 @ 5.33%     570,000,000.00     570,000,000.00            0.00    0.0000000   2,531,750.00   4.4416667
Class A-4  134,700,000.00 @ 5.38%     134,700,000.00     134,700,000.00            0.00    0.0000000     603,905.00   4.4833333
Class B  45,300,000.00 @ 5.49%         45,300,000.00      45,300,000.00            0.00    0.0000000     207,247.50   4.5750000
                                   -----------------  -----------------  --------------               -------------
    Total Notes                    $1,383,010,992.27  $1,320,931,209.54  $62,079,782.73               $6,085,235.91
                                   =================  =================  ==============               =============

* Class A-1 Interest is computed on an Actual/360 Basis. Days in current period 29